BASIS OF PRESENTATION AND LIQUIDITY (Details 5) (USD $)	12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Method	Dec. 31, 2012 Equity Method	Dec. 31, 2013 Preferred stock iTV Media Inc. or iTV	Dec. 31, 2013 Convertible Bond iTV Media Inc. or iTV	Dec. 31, 2013 iTV Media Inc. or iTV item	Dec. 31, 2013 iTV Media Inc. or iTV Equity Method	Dec. 31, 2013 iTV Media Inc. or iTV Preferred stock	Dec. 03, 2012 iTV Media Inc. or iTV Convertible Bond	Dec. 31, 2013 iTV Media Inc. or iTV Convertible Bond	Jan. 02, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Dec. 31, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Jun. 30, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method
Basis of presentation and liquidity
Principal amount of consideration received											$ 3,000,000		$ 5,000,000	$ 12,100,000	$ 15,000,000
Interest rate of debt securities (as a percent)											6.50%
Loss from equity method investment	9,586,000								9,600,000			(26,000,000)
Percentage of loss of equity method investment recorded								49.00%
Remaining balance of investment in stock								5,300,000
Cash paid to acquire investment														5,000,000
Additions to investment through conversion of outstanding receivables	7,114,000													7,100,000
Amount invested										20,000,000		35,100,000
Ownership interest upon conversion of preference shares and convertible bonds								73.00%
Number of board members out of 5 members that may be appointed by founder and CEO of investee unless voting interest fall below 10%								3
Investment Impairment	9,400,000	3,043,000	476,000					9,100,000
Investment	74,588,000	62,443,000		14,536,000	9,805,000		26,000,000		5,308,000
Book value after reduction due to percentage of equity loss pick up						$ 0
Equity loss pick up (as a percent)								49.00%
Percentage of losses of VIE that will be recognized by company until convertible bond investment balance has been depleted								100.00%